Other Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2017
Details of other intangible assets
Intangible assets, gross (excluding goodwill)	$ 124.9	$ 114.7
Accumulated Amortization	28.3	21.9
Total, Net	96.6	92.8		$ 95.1
Amortization [Abstract]
Amortization expense	6.1	6.4	$ 4.8
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2017	6.6
2018	6.4
2019	6.0
2020	5.8
2021	5.8
Tradenames
Details of other intangible assets
Indefinite-lived tradenames	$ 22.4	18.7
Non-contractual customer relationships
Details of other intangible assets
Weighted Average Useful Life	11 years 1 month 6 days
Gross Value	$ 75.5	76.0
Accumulated Amortization	23.7	18.5
Net Value	$ 51.8	57.5
Technology
Details of other intangible assets
Weighted Average Useful Life	18 years 7 months 6 days
Gross Value	$ 23.0	15.9
Accumulated Amortization	1.8	0.9
Net Value	$ 21.2	15.0
Other
Details of other intangible assets
Weighted Average Useful Life	8 years 2 months 12 days
Gross Value	$ 4.0	4.1
Accumulated Amortization	2.8	2.5
Net Value	1.2	$ 1.6
GH Electrotermia S.A.
Details of other intangible assets
Finite-lived intangible assets	7.5
Indefinite-lived intangible assets	$ 4.4